Acquisitions (Details) - USD ($) $ in Thousands			12 Months Ended
	Feb. 05, 2021	Dec. 16, 2019	Dec. 31, 2021
Workforce-based
Asset Acquisition [Line Items]
Finite-lived intangible asset, useful life			10 years
Engage Holdings, LLC (d/b/a "BusinessPhone.com"
Asset Acquisition [Line Items]
Total cost of asset acquisition	$ 7,000		$ 7,400
Total cost of asset acquisition	7,003
Contingent consideration	5,969
Accrued contingent consideration			$ 0
Engage Holdings, LLC (d/b/a "BusinessPhone.com" | Customer relationships
Asset Acquisition [Line Items]
Intangible assets, net	$ 5,600
Finite-lived intangible asset, useful life	10 years
Engage Holdings, LLC (d/b/a "BusinessPhone.com" | Workforce-based
Asset Acquisition [Line Items]
Intangible assets, net	$ 380
Finite-lived intangible asset, useful life	10 years
SpeechIQ LLC
Asset Acquisition [Line Items]
Contingent consideration transferred		$ 1,100